Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Schedule of operating expenses by nature

Amounts in thousands USD	for the year ended December 31, 2022	for the year ended December 31, 2021	for the year ended December 31, 2020
Included in costs of good sold
Cost of inventories recognized as an expense	$33,020	$28,988	$12,760
Depreciation of tangible assets (Note 13, 14.2)	2,960	2,964	1,540
Amortization of intangible assets (Note 12)	57	28	—
Employee compensation (Note 7)	9,312	4,783	3,156
Included in selling expenses
Depreciation of tangible assets (Note 13, 14.2)	727	537	357
Amortization of intangible assets (Note 12)	—	2	11
Employee compensation (Note 7)	33,580	23,077	9,758
Included in administrative expenses
Depreciation of tangible assets (Note 13, 14.2)	1,425	463	293
Amortization of intangible assets (Note 12)	8,929	10,455	9,736
Employee compensation (Note 7)	17,234	7,191	3,519
Included in research and development expenses
Depreciation of tangible assets (Note 13, 14.2)	1,003	749	478
Amortization of intangible assets (Note 12)	2,225	604	125
Employee compensation (Note 7)	11,127	8,613	3,359